RELATED-PARTY BALANCES AND TRANSACTIONS (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
	Nov. 14, 2024	Dec. 31, 2024	Dec. 31, 2023
MRS Logistica [Member]
IfrsStatementLineItems [Line Items]
Dividends		R$ 126,044
Transnordestina Logistica [Member]
IfrsStatementLineItems [Line Items]
Loan amount		R$ 1,829,939	R$ 1,646,264
Average rate, description		125.0% to 130.0%
Future capital increase		R$ 1,792,579	R$ 1,792,579
Vicunha Acos S A [Member]
IfrsStatementLineItems [Line Items]
Payment of interest on equity	R$ 304,097
Rio Laco Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Payment of interest on equity	25,161
Board Of Derectors [Member]
IfrsStatementLineItems [Line Items]
Reserve amount	R$ 730,000
Share price	R$ 0.550488901371933